Treasury risk management - Summary of Detailed Information about Interest Rate Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	661	1,585
Cash flow hedges | Interest rate risk | Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	5,852	2,211
Fair value hedges | Interest rate risk | Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	3,494	3,660
Hedges on the net investment in foreign operations | Interest rate risk | Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	599	647
EUR | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	18	1,014
EUR | Cash flow hedges | Interest rate risk | Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	5,000	1,250
EUR | Fair value hedges | Interest rate risk | Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	2,000	2,000
USD | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	242	306
USD | Cash flow hedges | Interest rate risk | Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	852	961
USD | Fair value hedges | Interest rate risk | Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,150	1,298
GBP | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	560	404
GBP | Fair value hedges | Interest rate risk | Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	344	362
CNY | Hedges on the net investment in foreign operations | Interest rate risk | Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	599	647